Financing receivables (Tables)	12 Months Ended
Mar. 31, 2014
Financing Receivables and Related Allowance for Doubtful Accounts

Financing receivables and related allowance for doubtful accounts as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013
	Installment receivables	Credit card receivables	Receivables due to transfers	Other	Total
Allowance for doubtful accounts:
Balance as of March 31, 2012	¥6,107	¥3,327	¥—	¥396	¥9,830

Provision	785	1,303	—	86	2,174
Charge-offs	(3,306)	(2,250)	—	(21)	(5,577)
Other deductions*	(2,239)	—	—	—	(2,239)
Balance as of March 31, 2013	¥1,347	¥2,380	¥—	¥461	¥4,188

Ending balance: collectively evaluated for impairment	1,347	2,380	—	30	3,757
Ending balance: individually evaluated for impairment	—	—	—	431	431
Financing receivables:
Balance as of March 31, 2013	¥2,120	¥194,607	¥240,205	¥9,880	¥446,812

Ending balance: collectively evaluated for impairment	2,120	194,607	240,205	9,220	446,152
Ending balance: individually evaluated for impairment	—	—	—	660	660

*	The decrease in the balance of allowance for doubtful accounts due to reclassifications to receivables held for sale from installment receivables.

	Millions of yen
	2014
	Installment receivables	Credit card receivables	Receivables due to transfers	Other	Total
Allowance for doubtful accounts:
Balance as of March 31, 2013	¥1,347	¥2,380	¥—	¥461	¥4,188

Provision	—	1,260	—	4,319	5,579
Charge-offs	(1,144)	(1,496)	—	(13)	(2,653)
Balance as of March 31, 2014	¥203	¥2,144	¥—	¥4,767	¥7,114

Ending balance: collectively evaluated for impairment	203	2,144	—	359	2,706
Ending balance: individually evaluated for impairment	—	—	—	4,408	4,408
Financing receivables:
Balance as of March 31, 2014	¥462	¥220,979	¥248,732	¥20,073	¥490,246

Ending balance: collectively evaluated for impairment	462	220,979	248,732	15,500	485,673
Ending balance: individually evaluated for impairment	—	—	—	4,573	4,573